Fees Summary	Mar. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,700,000
Previously Paid Amount	0.00
Total Fee Amount	3,169.17
Total Offset Amount	0.00
Net Fee	3,169.17
Narrative - Max Aggregate Offering Price	$ 20,700,000
Final Prospectus	true